As filed with the U.S. Securities and Exchange Commission on April 13, 2007

Securities Act File No. 2-96408

Investment Company Act File No. 811-4254

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.

Post-Effective Amendment No. 84

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 85

(Check appropriate box or boxes.)

Legg Mason Partners Income Trust

(Exact Name of Registrant as Specified in Charter)

125 Broad Street, New York, New York	10004
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code (800) 451-2010

Robert I. Frenkel

Legg Mason Partners Income Trust

300 First Stamford Place

Stamford, Connecticut

(Name and Address of Agent for Service)

COPY TO:

Roger P. Joseph, Esq.

Bingham McCutchen LLP

150 Federal Street

Boston, Massachusetts 02110

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective on April 16, 2007 pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

The Registrant, a Maryland business trust, is the successor issuer to Legg Mason Partners Income Funds, a Massachusetts business trust (the “Predecessor Registrant”). By filing this Post-Effective Amendment to the currently effective Registration Statement on Form N-1A of the Predecessor Registrant (File No. 2-96408), the Registrant expressly adopts the Registration Statement of the Predecessor Registrant as its own Registration Statement for all purposes of the Securities Act of 1933, as amended, the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, effective April 16, 2007. The prospectuses (Part A of Form N-1A) and statements of additional information (Part B of Form N-1A) filed on April 11, 2007 as part of Post-Effective Amendment No. 82 (File No. 811-4254) and April 12, 2007 as part of Post-Effective Amendment No. 83 (File No. 811-4254) to the Predecessor Registrant’s Registration Statement on Form N-1A are hereby incorporated by reference.

PART C

OTHER INFORMATION

Item 23.	Exhibits

Unless otherwise noted, all references are to the Registrant’s initial registration statement on Form N-1A (the “Registration Statement”) as filed with the Securities and Exchange Commission (the “SEC”) on March 13, 1985 (File Nos. 2-96408 and 811-4254).

(a) (1) The Registrant’s Declaration of Trust dated as of October 2, 2006 is filed herewith.

(2) Designation of Series of Shares of Beneficial Interests in the Trust, effective as of February 6, 2007 is filed herewith.

(b) The Registrant’s By-Laws dated October 4, 2006 are filed herewith.

(c) Not Applicable.

(d) (1) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Global High Yield Bond Fund, and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on January 8, 2007 (“Post-Effective Amendment No. 78”).

(2) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Government Securities Fund, and LMPFA is to be filed by amendment.

(3) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Intermediate Maturity California Municipals Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(4) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Intermediate Maturity New York Municipals Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(5) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Investment Grade Bond Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(6) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Massachusetts Municipals Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(7) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Short/Intermediate U.S. Government Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(8) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Short-Term Investment Grade Bond Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(8) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Adjustable Rate Income Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(9) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners California Municipals Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(10) Management Agreement between the Registrant, on behalf of Legg Mason Partners Core Bond Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on September 20, 2006 (“Post-Effective Amendment No. 75”).

(11) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Core Plus Bond Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(12) Management Agreement between the Registrant, on behalf of Legg Mason Partners Diversified Strategic Income Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 75.

(13) Management Agreement between the Registrant, on behalf of Legg Mason Partners High Income Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 75.

(14) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Inflation Management Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(15) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Intermediate-Term Municipals Fund, and LMPFA is to be filed by amendment.

(16) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Managed Municipals Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(17) Management Agreement between the Registrant, on behalf of Legg Mason Partners Municipal High Income Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 75.

(18) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners New Jersey Municipals Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(19) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners New York Municipals Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(20) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Oregon Municipals Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(21) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Pennsylvania Municipals Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(22) Form of Management Agreement between the Registrant, on behalf of Legg Mason Partners Short Municipal Income Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(23) Form of Management Agreement between the Registrant, on behalf of Western Asset Emerging Markets Debt Portfolio, and LMPFA is to be filed by amendment.

(24) Form of Management Agreement between the Registrant, on behalf of Western Asset Global High Yield Bond Portfolio, and LMPFA is to be filed by amendment.

(25) Form of Subadvisory Agreement between LMPFA and Western Asset Management Company (“WAM”), with respect to Legg Mason Partners Global High Yield Bond Fund, is incorporated herein by reference to Post-Effective Amendment No. 78.

(26) Form of Subadvisory Agreement between WAM and Western Asset Management Company Limited (“WAML”), with respect to Legg Mason Partners Global High Yield Bond Fund, is to be filed by amendment.

(27) Form of Subadvisory Agreement between LMPFA and WAM, with respect to Legg Mason Partners Government Securities Fund, is incorporated herein by reference to Post-Effective Amendment No. 78.

(28) Form of Subadvisory Agreement between LMPFA and WAM, with respect to Legg Mason Partners Intermediate Maturity California Municipals Fund, is incorporated herein by reference to Post-Effective Amendment No. 78.

(29) Form of Subadvisory Agreement between LMPFA and WAM, with respect to Legg Mason Partners Intermediate Maturity New York Municipals Fund, is incorporated herein by reference to Post-Effective Amendment No. 78.

(30) Form of Subadvisory Agreement between LMPFA and WAM, with respect to Legg Mason Partners Investment Grade Bond Fund, is incorporated herein by reference to Post-Effective Amendment No. 78.

(31) Form of Subadvisory Agreement between LMPFA and WAM, with respect to Legg Mason Partners Massachusetts Municipals Fund, is incorporated herein by reference to Post-Effective Amendment No. 78.

(32) Form of Subadvisory Agreement between LMPFA and WAM, with respect to Legg Mason Partners Short/Intermediate U.S. Government Fund, is incorporated herein by reference to Post-Effective Amendment No. 78.

(33) Form of Subadvisory Agreement between LMPFA and WAM, with respect to Legg Mason Partners Short-Term Investment Grade Bond Fund, is incorporated herein by reference to Post-Effective Amendment No. 78.

(34) Form of Subadvisory Agreement between LMPFA and WAM, with respect to Legg Mason Partners Adjustable Rate Income Fund, is incorporated herein by reference to Post-Effective Amendment No. 78.

(35) Form of Subadvisory Agreement between LMPFA and WAM, with respect to Legg Mason Partners California Municipals Fund, is incorporated herein by reference to Post-Effective Amendment No. 78.

(36) Subadvisory Agreement between LMPFA and WAM, with respect to Legg Mason Partners Core Bond Fund, is incorporated herein by reference to Post-Effective Amendment No. 75.

(37) Form of Subadvisory Agreement between LMPFA and WAM, with respect to Legg Mason Partners Core Plus Bond Fund, is incorporated herein by reference to Post-Effective Amendment No. 78.

(38) Form of Subadvisory Agreement between WAM and WAML, with respect to Legg Mason Partners Core Plus Bond Fund, is incorporated herein by reference to Post-Effective Amendment No. 78.

(39) Subadvisory Agreement between LMPFA and WAM, with respect to Legg Mason Partners Diversified Strategic Income Fund, is incorporated herein by reference to Post-Effective Amendment No. 75.

(40) Subadvisory Agreement between LMPFA and WAM, with respect to Legg Mason Partners High Income Fund, is incorporated herein by reference to Post-Effective Amendment No. 75.

(41) Form of Subadvisory Agreement between LMPFA and WAM, with respect to Legg Mason Partners Inflation Management Fund, is incorporated herein by reference to Post-Effective Amendment No. 78.

(42) Form of Subadvisory Agreement between LMPFA and WAM, with respect to Legg Mason Partners Intermediate-Term Municipals Fund, is to be filed by amendment.

(43) Form of Subadvisory Agreement between LMPFA and WAM, with respect to Legg Mason Partners Managed Municipals Fund, is incorporated herein by reference to Post-Effective Amendment No. 78.

(44) Subadvisory Agreement between LMPFA and WAM, with respect to Legg Mason Partners Municipal High Income Fund, is incorporated herein by reference to Post-Effective Amendment No. 75.

(45) Form of Subadvisory Agreement between LMPFA and WAM, with respect to Legg Mason Partners New Jersey Municipals Fund, is incorporated herein by reference to Post-Effective Amendment No. 78.

(46) Form of Subadvisory Agreement between LMPFA and WAM, with respect to Legg Mason Partners New York Municipals Fund, is incorporated herein by reference to Post-Effective Amendment No. 78.

(47) Form of Subadvisory Agreement between LMPFA and WAM, with respect to Legg Mason Partners Oregon Municipals Fund, is incorporated herein by reference to Post-Effective Amendment No. 78.

(48) Form of Subadvisory Agreement between LMPFA and WAM, with respect to Legg Mason Partners Pennsylvania Municipals Fund, is incorporated herein by reference to Post-Effective Amendment No. 78.

(49) Form of Subadvisory Agreement between LMPFA and WAM, with respect to Legg Mason Partners Short Duration Municipal Income Fund, is incorporated herein by reference to Post-Effective Amendment No. 78.

(50) Form of Subadvisory Agreement between LMPFA and WAM, with respect to Western Asset Emerging Markets Debt Portfolio, is to be filed by amendment.

(51) Form of Subadvisory Agreement between WAM and WAML, with respect to Western Asset Emerging Markets Debt Portfolio, is to be filed by amendment.

(52) Form of Subadvisory Agreement between LMPFA and WAM, with respect to Western Asset Global High Yield Bond Portfolio, is to be filed by amendment.

(53) Form of Subadvisory Agreement between WAM and WAML, with respect to Western Asset Global High Yield Bond Portfolio, is to be filed by amendment.

(e) (1) Form of Distribution Agreement between the Registrant and Salomon Smith Barney Inc. (renamed Citigroup Global Markets Inc. (“CGMI”)) is incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on November 28, 2000 (“Post-Effective Amendment No. 58”).

(2) Form of Distribution Agreement between the Registrant and PFS Distributors, Inc. (merged into PFS Investments Inc. (“PFS”)) is incorporated herein by reference to Post-Effective Amendment No. 58.

(3) Amendment of Distribution Agreement and Assumption of Duties and Responsibilities by PFS among the Registrant, PFS Distributors, Inc. and PFS dated December 1, 2005, is incorporated herein by reference to Post-Effective Amendment No. 74. to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on April 28, 2006 (“Post-Effective Amendment No. 74”).

(4) Amendment to Distribution Agreement between the Registrant and CGMI dated December 1, 2005, is incorporated herein by reference to Post-Effective Amendment No. 74.

(5) Distribution Agreement between the Registrant and Legg Mason Investor Services, LLC (“LMIS”) dated December 1, 2005, is incorporated herein by reference to Post-Effective Amendment No. 75.

(f) (1) Amended and Restated Trustee Retirement Plan relating to certain funds dated as of January 1, 2005 (the “General Retirement Plan”), is incorporated herein by reference to Post-Effective Amendment No. 78.

(2) Legg Mason Investment Series (f/k/a Smith Barney Investment Series) Amended and Restated Trustees Retirement Plan dated as of January 1, 2005, is incorporated herein by reference to Post-Effective Amendment No. 78.

(3) Amendment to the General Retirement Plan and the Legg Mason Partners Investment Series Amended and Restated Trustees Retirement Plan is incorporated herein by reference to Post-Effective Amendment No. 78.

(4) Amended and Restated Emeritus Retirement Plan relating to certain funds established effective as of January 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 78.

(5) Emeritus Retirement Plan relating to certain funds established effective as of January 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 78.

(g) Custodian Agreement with State Street Bank and Trust Company (“State Street”) dated January 1, 2006, is incorporated herein by reference to Post-Effective Amendment No. 75.

(h) (1) Transfer Agency and Services Agreement with PFPC Inc. dated January 1, 2006, is incorporated herein by reference to Post-Effective Amendment No. 75.

(2) Form of License Agreement between the Registrant and Legg Mason Properties, Inc. is incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on November 30, 2006 (“Post-Effective Amendment No. 77”).

(3) Form of Fee Waiver and Expense Reimbursement Agreement is incorporated herein by reference to Post-Effective Amendment No. 77.

(i) (1) Opinion of counsel as to the legality of the securities being registered is hereby incorporated by reference to the Registrant’s 24f-2 Notice filed on September 24, 1995.

(2) Opinion of counsel as to the legality of the securities being registered is hereby incorporated by reference to the Registrant’s 24f-2 Notice filed on September 27, 1996.

(3) Opinion of counsel as to the legality of the securities being registered is hereby incorporated by reference to the Registrant’s 24f-2 Notice filed on February 25, 1997.

(4) Opinion of counsel as to the legality of the securities being registered is hereby incorporated by reference to the Registrant’s 24f-2 Notice filed on September 17, 1997.

(5) Opinion and consent of counsel as to the legality of Class R shares of Legg Mason Partners Core Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 77.

(6) Opinion and Consent of Counsel regarding the legality of shares being registered is filed herewith.

(j) (1) Consent of Independent Registered Public Accounting Firm is incorporated herein by reference to Post-Effective Amendment No. 82 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on April 11, 2007 (“Post-Effective Amendment No. 82”).

(2) Consent of Independent Registered Public Accounting Firm is incorporated herein by reference to Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on April 12, 2007 (“Post-Effective Amendment No. 83”).

(3) Power of Attorney dated February 6, 2007 is filed herewith.

(k) Not Applicable.

(l) Not Applicable.

(m) (1) Services and Distribution Plans pursuant to Rule 12b-1 between the Registrant on behalf of Legg Mason Partners Diversified Strategic Income Fund, Legg Mason Partners Balanced Fund, Legg Mason Partners Convertible Fund, Legg Mason Partners Income Fund, Legg Mason Partners Total Return Fund, Legg Mason Partners Municipal High Income Fund and Legg Mason Partners Reserve Fund are incorporated herein by reference to Post-Effective Amendment No. 40 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on November 7, 1994 (“Post-Effective Amendment No. 40”).

(2) Form of Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 for the Registrant is incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on April 29, 2004 (“Post-Effective Amendment No. 67”).

(3) Form of Amended and Restated Shareholder Services and Distribution Plan pursuant to Rule 12b-1 with Salomon Smith Barney Inc. and PFS Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 58.

(4) Form of Amended and Restated Shareholder Services and Distribution Plan is incorporated herein by reference to Post-Effective Amendment No. 64 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on May 19, 2003 (“Post-Effective Amendment No. 64”).

(5) Form of Amended Shareholder Services and Distribution Plan (relating to Class A, B, C and Y shares), dated as of December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 74.

(6) Form of Amended Shareholder Services and Distribution Plan effective November 20, 2006 is incorporated herein by reference to Post-Effective Amendment No. 77.

(n) (1) Amended Rule 18f-3(d) Multiple Class Plan is incorporated herein by reference to Post-Effective Amendment No. 52 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on November 24, 1998 (“Post-Effective No. 52”).

(2) Rule 18f-3(d) Multiple Class Plan for Legg Mason Partners Convertible Fund and Legg Mason Partners Capital and Income Fund is incorporated herein by reference to Post-Effective Amendment No. 64.

(3) Amended and Restated Rule 18f-3(d) Multiple Class Plan effective November 20, 2006 is incorporated herein by reference to Post-Effective Amendment No. 77.

(o) Not Applicable

(p) (1) Code of Ethics of PFS Distributors, Inc. (merged into PFS) is incorporated herein by reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on April 29, 2003 (“Post-Effective Amendment No. 63”).

(2) Code of Ethics of Citigroup Asset Management—North America (adopted by LMPFA) as amended September 13, 2005, is incorporated herein by reference to Post-Effective Amendment No. 75.

(3) Code of Ethics of LMIS dated December 1, 2005, is incorporated herein by reference to Post-Effective Amendment No. 75.

(4) Code of Ethics of WAM and WAML as of February, 2005, is incorporated herein by reference to Post-Effective Amendment No. 75.

Item 24.	Persons Controlled by or under Common Control with Registrant

Not Applicable.

Item 25.	Indemnification

Response to this item is incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 2.

Response to this item is incorporated by reference to the Registration Statement. Reference is hereby made to paragraph 4 of the Distribution Agreement between the Registrant and CGMI (the “CGMI Distribution Agreement”), paragraph 7 of the Amendment to the Distribution Agreement between the Registrant and CGMI, paragraph 9 of the Distribution Agreement between the Registrant and LMIS and paragraph 7 of the Amendment of Distribution Agreement between the Registrant and PFS. The Directors and officers of the Registrant and the personnel of the Registrant’s manager are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

Item 26.	Business and Other Connections of Investment Adviser

Investment Adviser — Legg Mason Partners Fund Advisor, LLC (“LMPFA”)

LMPFA was formed in 2006 under the laws of the State of Delaware as a limited liability company. LMPFA is a direct wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”).

LMPFA is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The list required by this Item 26 of officers and directors of LMPFA together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by LMPFA pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-66785).

Subadviser — Western Asset Management Company (“WAM”) is an investment adviser registered with the SEC under the Advisers Act. The following is a list of other substantial business activities in which directors, officers or partners of WAM have been engaged as director, officer, employee, partner, or trustee.

Peter L. Bain	Director, WAM
Director, LMFM
Manager, Brandywine
Senior Executive Vice President, Legg Mason, Inc.
Director, Nova Scotia
Vice President and Director, BMML
Director, LMCM
Director, Bartlett
Director, Berkshire
Director, LM Funding
Director, LM Properties
Director, LMRG
Director, LM Tower
Director, PCM I

Director, PCM II
Manager, Royce
Director, Western Asset Management Company Limited

James W. Hirschmann III	Director, WAM
Director, Western Asset Management Company Limited

D. Daniel Fleet	President and CEO, WAM

Gavin L. James	Director of Global Client Services, WAM
Senior Executive Officer, Western Asset Management Company Limited

Gregory McShea	General Counsel and Secretary, WAM
General Counsel and Secretary, Western Asset Management
Company Limited

WAM is located at 385 East Colorado Boulevard, Pasadena, CA 91101.

Subadviser—Western Asset Management Limited (“WAML”) was incorporated under the laws of England as a corporation. WAML is a wholly-owned subsidiary of Legg Mason.

WAML is registered as an investment adviser under the Advisers Act.

The following is a list of other substantial business activities in which directors, officers or partners of WAML have been engaged as director, officer, employee, partner, or trustee.

Peter L. Bain

Director, WAML
Director, LMCM
Manager, Brandywine
Senior Executive Vice President, Legg Mason
Director, Nova Scotia
Director, LMFM
Director, Barrett
Director, Bartlett
Director, Berkshire
Director, LM Funding
Director, LM Properties
Director, LMRG
Director, LM Tower
Director, PCM I
Director, PCM II
Manager, Royce
Director, WAM

James W. Hirschmann III

Director, WAML
President, Legg Mason, Inc.
Director, WAM

Gavin L. James
Senior Executive Officer, WAML
Director of Global Client Services, WAM
Gregory B. McShea
General Counsel and CCO, WAML
General Counsel and CCO, WAM

Item 27.	Principal Underwriters

(a) CGMI, a distributor of the Registrant, is the distributor for each series of the registrants listed: Legg Mason Partners Funds Trust, Variable Annuity Portfolios, Legg Mason Partners Premium Money Market Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Money Market Trust, Smith Barney Multiple Discipline Trust, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Muni Fund, Inc., Legg Mason Partners Equity Trust, LMP Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Barrett Opportunity Fund, Inc. (prior to 12/1/06, Salomon Brothers Opportunity Fund Inc), Western Asset 2008 Worldwide Dollar Government Term Trust Inc., Western Asset High Income Fund Inc., Western Asset High Income Fund II Inc., Western Asset Emerging Markets Income Fund Inc., Western Asset Emerging Markets Income Fund II Inc., Western Asset Emerging Markets Floating Rate Fund Inc., Western Asset Global High Income Fund Inc., Western Asset Emerging Markets Debt Fund Inc., LMP Capital and Income Fund, Inc., Western Asset Inflation Management Fund Inc., Western Asset Variable Rate Strategic Fund, Inc., Western Asset Global Partners Income Fund Inc., Western Asset Municipal Partners Fund Inc., Western Asset Municipal Partners Fund II Inc., Legg Mason Partners Variable Income Trust, Legg Mason Partners Income Trust, Smith Barney Institutional Cash Management Fund, Inc., and various series of unit investment trusts.

LMIS, a distributor of the Registrant is also a distributor of the following funds: Legg Mason Partners Funds Trust, Variable Annuity Portfolios, Legg Mason Partners Premium Money Market Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Money Market Trust, Smith Barney Multiple Discipline Trust, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Muni Fund, Inc., Legg Mason Partners Equity Trust, LMP Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Barrett Opportunity Fund, Inc. (prior to 12/1/06, Salomon Brothers Opportunity Fund Inc), Western Asset 2008 Worldwide Government Term Trust Inc., Western Asset High Income Fund Inc., Western Asset High Income Fund II Inc., Western Asset Emerging Markets Income Fund Inc., Western Asset Emerging Markets Income Fund II Inc., Western Asset Emerging Markets Floating Rate Fund Inc., Western Asset Global High Income Fund Inc., Western Asset Emerging Markets Debt Fund Inc., LMP Capital and Income Fund Inc., Western Asset Inflation Management Fund Inc., Western Asset Variable Rate Strategic Fund Inc., Western Asset Global Partners Income Fund Inc., Western Asset Municipal Partners Fund Inc., Western Asset Municipal Partners Fund II Inc., Legg Mason Partners Variable Income Trust, Legg Mason Partners Income Trust, Smith Barney Institutional Cash Management Fund, Inc., Travelers Series Fund Inc., Legg Mason Cash Reserve Trust, Inc., Legg Mason Charles Street Trust, Inc., Legg Mason Global Trust, Inc., Legg Mason Growth Trust, Inc., Legg Mason Income Trust, Inc., Legg Mason Investment Trust, Inc., Legg Mason Investors Trust, Inc., Legg Mason Light Street Trust, Inc., Legg Mason Special Investment Trust, Inc., Legg Mason Tax Exempt Trust, Inc., Legg Mason Tax-Free Income Fund, Legg Mason Value Trust, Inc., Western Asset Funds, Inc.

PFS Investments Inc. (“PFS”), a distributor of the Registrant, is also the distributor for certain series of the registrants listed: Legg Mason Partners Equity Trust, Legg Mason Partners Income Trust.

LMIS is the placement agent for Institutional Enhanced Portfolio, Prime Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Liquid Reserves Portfolio.

(b) The information required by this Item 27 with respect to each director, officer and partner of CGMI is incorporated by reference to Schedule A of Form BD filed by CGMI pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-8177):

The information required by this Item 27 with respect to each director and officer of LMIS is listed below:

Timothy C. Scheve – Managing Director

Mark R. Fetting – Managing Director

D. Stuart Bowers – Vice President

W. Talbot Daley – Vice President

Thomas J. Hirschmann – Vice President

Joseph M. Furey – General Counsel and Chief Compliance Officer

Ronald Holinsky – Counsel

Robert E. Patterson – Counsel

Theresa M. Silberzahn – Chief Financial Officer

Elisabeth F. Craig – AML Compliance Officer and Director of Continuing Education

All Addresses are 100 Light Street, Baltimore, Maryland 21202.

The information required by this Item 27 with respect to each director, officer and partner of PFS is incorporated by reference to Schedule A of Form BD filed by PFS pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-37352).

(c) Not applicable.

Item 28.	Location of Accounts and Records

With respect to the Registrant:

(1)	Legg Mason Partners Income Funds

125 Broad Street

New York, New York 10004

With respect to the Registrant’s Investment Manager:

(2)	c/o Legg Mason Partners Fund Advisor, LLC

399 Park Avenue

New York, NY 10022

With respect to the Registrant’s Subadvisers:

(3)	c/o Western Asset Management Company and Western Asset Management Company Limited

399 Park Avenue

New York, NY 10022

With respect to the Registrant’s Custodian:

(4)	State Street Bank & Trust Company

One Lincoln Street

Boston, MA 02111

With respect to the Registrant’s Transfer Agent:

(5)	PFPC Inc.

P.O. Box 9699

Providence, Rhode Island 02940-9699

With respect to the Registrant’s Distributors:

(6)	Citigroup Global Markets Inc.

388 Greenwich Street

New York, New York 10013

(7)	Legg Mason Investor Services, LLC

100 Light Street

Baltimore, MD 21202

(8)	PFS Investments, Inc.

3120 Breckinridge Blvd

Duluth, GA 30099-0062

Item 29.	Management Services

Not applicable.

Item 30.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, LEGG MASON PARTNERS INCOME TRUST, certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford, State of Connecticut on this 13th day of April, 2007.

LEGG MASON PARTNERS INCOME TRUST, on behalf of its series indicated on Appendix A

By:	/s/ R. Jay Gerken
R. Jay Gerken President and Principal Executive Officer

WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on April 13, 2007.

Signature	Title

/s/ R. Jay Gerken	President, Principal Executive Officer and Trustee
R. Jay Gerken

/s/ Frances M. Guggino	Treasurer and Chief Financial Officer
Frances M. Guggino

/s/ Elliott J. Berv*	Trustee
Elliott J. Berv

/s/ Jane F. Dasher*	Trustee
Jane F. Dasher

/s/ A. Benton Cocanougher*	Trustee
A. Benton Cocanougher

/s/ Mark T. Finn*	Trustee
Mark T. Finn

/s/ Rainer Greeven*	Trustee
Rainer Greeven

/s/ Stephen R. Gross*	Trustee
Stephen R. Gross

/s/ Richard E. Hanson, Jr.*	Trustee
Richard E. Hanson, Jr.

/s/ Diana R. Harrington*	Trustee
Diana R. Harrington

/s/ Susan M. Heilbron*	Trustee
Susan M. Heilbron

/s/ Susan B. Kerley*	Trustee
Susan B. Kerley

/s/ Alan G. Merten*	Trustee
Alan G. Merten

/s/ R. Richardson Pettit*	Trustee
R. Richardson Pettit

*By: /s/ R. Jay Gerken
R. Jay Gerken

*	Attorney-in-Fact, pursuant to Power of Attorney dated February 6, 2007.

APPENDIX A

SERIES NAME

Legg Mason Partners Global High Yield Bond Fund

Legg Mason Partners Government Securities Fund

Legg Mason Partners Intermediate Maturity California Municipals Fund

Legg Mason Partners Intermediate Maturity New York Municipals Fund

Legg Mason Partners Investment Grade Bond Fund

Legg Mason Partners Massachusetts Municipals Fund

Legg Mason Partners Short/Intermediate U.S. Government Fund

Legg Mason Partners Short-Term Investment Grade Bond Fund

Legg Mason Partners Adjustable Rate Income Fund,

Legg Mason Partners California Municipals Fund

Legg Mason Partners Core Bond Fund

Legg Mason Partners Core Plus Bond Fund

Legg Mason Partners Diversified Strategic Income Fund

Legg Mason Partners High Income Fund

Legg Mason Partners Inflation Management Fund

Legg Mason Partners Intermediate-Term Municipals Fund

Legg Mason Partners Managed Municipals Fund

Legg Mason Partners Municipal High Income Fund

Legg Mason Partners New Jersey Municipals Fund

Legg Mason Partners New York Municipals Fund

Legg Mason Partners Oregon Municipals Fund

Legg Mason Partners Pennsylvania Municipals Fund

Legg Mason Partners Short Duration Municipal Income Fund

Western Asset Emerging Markets Debt Portfolio

Western Asset Global High Yield Bond Portfolio

INDEX TO EXHIBITS

Exhibit No.	Description of Exhibit
(a)(1)	The Registrant’s Declaration of Trust dated as of October 2, 2006

(a)(2)	Designation of Series of Shares of Beneficial Interests in the Trust, effective as of February 6, 2007

(b)	The Registrant’s By-Laws dated October 4, 2006

(i)(6)	Opinion and Consent of Counsel regarding the legality of shares being registered

(j)(3)	Power of Attorney dated February 6, 2007